Performance Management - Riverbridge Growth Fund	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the S&P 500 Index, the Fund’s broad-based securities market index, and the Russell 3000 Growth Index, the Fund’s secondary benchmark index that more closely represents the investment exposure sought by the Fund. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.riverbridge.com, or by calling the Fund at 1-888-447-4470. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the S&P 500 Index, the Fund’s broad-based securities market index, and the Russell 3000 Growth Index, the Fund’s secondary benchmark index that more closely represents the investment exposure sought by the Fund.
Bar Chart [Heading]	Calendar Year Total Return (before taxes) for Institutional Class Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Institutional Class Shares
Highest Calendar Quarter Return at NAV	27.48%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(20.70)%	Quarter Ended 06/30/2022

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	27.48%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(20.70%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)	One Year	Five Years	Ten Years
Institutional Class Shares – Return Before Taxes	4.57%	4.56%	12.49%
Institutional Class Shares – Return After Taxes on Distributions*	(0.65)%	3.19%	11.35%
Institutional Class Shares – Return After Taxes on Distributions and Sale of Fund Shares*	6.51%	3.54%	10.29%
Investor Class Shares – Return Before Taxes	4.30%	4.30%	12.24%
S&P 500 Index (Reflects No Deductions for Fees, Expenses or Taxes)	17.88%	14.42%	14.82%
Russell 3000 Growth Index (Reflects No Deductions for Fees, Expenses or Taxes)	18.15%	14.59%	17.59%

*       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects No Deductions for Fees, Expenses or Taxes
Performance Availability Website Address [Text]	www.riverbridge.com
Performance Availability Phone [Text]	1-888-447-4470